Columbia Funds Variable Insurance Trust

225 Franklin Street

Boston, MA 02110

February 20, 2019

VIA EDGAR

Mr. Mark Cowan

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Variable Insurance Trust (the Registrant)

Variable Portfolio - Managed Risk Fund

Variable Portfolio - Managed Risk U.S. Fund

Variable Portfolio - Managed Volatility Conservative Fund

Variable Portfolio - Managed Volatility Conservative Growth Fund

Variable Portfolio - Managed Volatility Growth Fund

Variable Portfolio - U.S. Flexible Conservative Growth Fund

Variable Portfolio - U.S. Flexible Growth Fund

Variable Portfolio - U.S. Flexible Moderate Growth Fund

(collectively, the Funds)

Post-Effective Amendment No. 81

File Nos. 033-14954 /811-05199

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 81 (Amendment). This Amendment was filed electronically on December 7, 2018.

If you have any questions, please contact either me at (212) 850-1703 or Anna Butskaya at (612) 671-4993.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Variable Insurance Trust